Bonds, mortgages and other long-term debt (Details Narrative) - Production Capacity Investment Loan Agreement - USD ($)	1 Months Ended	6 Months Ended
	Nov. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Proceeds from loan agreement	$ 2,000,000
Unamortized debt discount	511,128		$ 511,128
Loan payable			2,000,000
Loan payable, carrying value			$ 1,488,872
SEALS Corp
Short-Term Debt [Line Items]
Proceeds from loan agreement	2,000,000
Unamortized debt discount	$ 511,128	$ 423,475
Debt discount amortization expense		87,653
Note payable		2,000,000
Carrying value		$ 1,576,525